Prospectus Supplement

John Hancock Bond Trust

John Hancock Government Income Fund (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Connor Minnaar, CFA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 1998	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2006	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed the fund since 2022

As of the Effective Date, the following information relating to Mr. Minnaar will be added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Bond Trust

High Yield Fund (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 31, 2022 (the Effective Date), John F. Addeo, CFA, will no longer serve as a portfolio manager of the fund. As of the Effective Date, all references to Mr. Addeo will be removed from the Prospectus. Dennis F. McCafferty, CFA, and Caryn E. Rothman, CFA, will continue to serve as portfolio managers of the fund and, as of the Effective Date, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Bond Trust

Investment Grade Bond Fund (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA, and Pranay Sonalkar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Jeffrey N. Given, CFA Managing Director and Portfolio Manager Managed the fund since 1998	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2003	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed the fund since 2022	Pranay Sonalkar Managing Director and Associate Portfolio Manager Managed the fund since 2021

As of the Effective Date, the following information relating to Mr. Minnaar will be added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Bond Trust

John Hancock Short Duration Bond Fund (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA, and Pranay Sonalkar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information under the heading “Portfolio management” in the “Fund summary” section of the Prospectus:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2019	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2019	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed the fund since 2022	Pranay Sonalkar Managing Director and Associate Portfolio Manager Managed the fund since 2021

As of the Effective Date, the following information relating to Mr. Minnaar will be added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Bond Trust

Supplement dated February 15, 2022 to the current Class NAV Shares Prospectus, as may be supplemented (the Prospectus)

High Yield Fund (the fund)

As of March 31, 2022 (the Effective Date), John F. Addeo, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, all references to Mr. Addeo will be removed from the Prospectus. Dennis F. McCafferty, CFA and Caryn E. Rothman, CFA will continue to serve as portfolio managers of the fund and, as of the Effective Date, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Investment Grade Bond (the fund)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA, and Pranay Sonalkar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Jeffrey N. Given, CFA Managing Director and Portfolio Manager Managed the fund since 1998	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2003	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed the fund since 2022	Pranay Sonalkar Managing Director and Associate Portfolio Manager Managed the fund since 2021

As of the Effective Date, the following information relating to Mr. Minnaar will be added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

Short Duration Bond Fund (the fund)

As of March 31, 2022 (the Effective Date), Connor Minnaar, CFA, will be added as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Howard C. Greene, CFA, Connor Minnaar, CFA, and Pranay Sonalkar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2019	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2019	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed the fund since 2022	Pranay Sonalkar Managing Director and Associate Portfolio Manager Managed the fund since 2021

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

As of the Effective Date, the following information relating to Mr. Minnaar will be added to the fund’s portfolio manager information in the “Fund details” section of the Prospectus under the heading “Who’s who – Subadvisor”:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Bond Trust

John Hancock High Yield Fund (the fund)

Supplement dated February 15, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of March 31, 2022 (the Effective Date), John F. Addeo, CFA, will no longer serve as a portfolio manager of the fund. As of the Effective Date, all references to Mr. Addeo will be removed from the SAI. Dennis F. McCafferty, CFA, and Caryn E. Rothman, CFA, will continue to serve as portfolio managers of the fund and, as of the Effective Date, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.